Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements - Summary of Provisional Purchase Price Allocation (Details) - Amunix Pharmaceuticals, Inc.
€ in Millions
Feb. 08, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(84)
Net assets	514
Goodwill	612
Purchase price	€ 1,126